Financial Instruments (Fair Value Of Foreign Exchange Contracts) (Details) (Foreign Exchange Contracts [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	$ 145	$ 60
Derivatives, Liability Derivatives, Fair Value	66	103
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange contracts not designated as hedging instruments, Asset Derivatives, Fair Value	88	44
Other Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange contracts not designated as hedging instruments, Liability Derivatives, Fair Value	62	77
Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	57	16
Designated as Hedging Instrument [Member] | Other Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Liability Derivatives, Fair Value	$ 4	$ 26